GUARANTOR FINANCIAL INFORMATION - Condensed Balance Sheet Statement - Q2 (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015		Jun. 30, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 185.8	$ 326.9	[1]	$ 199.0	[1]	$ 275.3	[1]	$ 244.1	$ 116.3
Trade receivables, less allowances for doubtful accounts	268.4	244.9	[1]			238.9
Inventories	209.6	183.8	[1]			156.6
Prepaid expenses and other	201.5	170.7
Intercompany receivables	0.0	0.0
Investment in subsidiaries	0.0	0.0
Property, plant and equipment, net	216.8	215.3	[1]			212.0
Deferred income taxes	41.7	49.8	[1]			34.8
Goodwill	476.7	469.7	[1]			464.1		472.3
Intangible assets, net	328.9	318.0	[1]			327.8
Other assets	89.4	84.1	[1]			113.3
Total assets	2,018.8	2,063.2	[1]			2,031.2
Short-term borrowings	14.1	11.3	[1]			6.6
Current portion of long-term debt	6.8	30.0	[1]			31.5
Accounts payable	187.6	201.3	[1]			153.5
Accrued expenses and other	233.2	272.4	[1]			273.3
Intercompany payables	0.0	0.0
Long-term debt	1,783.6	1,783.7	[1]			1,832.4
Other long-term liabilities	251.0	256.1
Total liabilities	2,476.3	2,554.8
Stockholder's deficiency	(457.5)	(491.6)	[1]			(557.0)		(516.5)	(576.7)
Total liabilities and stockholder's deficiency	2,018.8	2,063.2	[1]			2,031.2
Products Corporation [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	61.9	141.5				104.2		141.3	59.1
Trade receivables, less allowances for doubtful accounts		79.7				87.8
Inventories		88.1				75.5
Intercompany receivables		692.1				992.5
Investment in subsidiaries		591.0				562.8
Property, plant and equipment, net		124.8				112.4
Deferred income taxes		3.1				22.6
Goodwill		182.4				185.8
Intangible assets, net		56.6				53.2
Other assets		69.4				83.2
Total assets		2,215.0				2,445.2
Short-term borrowings		0.0				0.0
Current portion of long-term debt		29.9				31.5
Accounts payable		85.3				68.3
Accrued expenses and other		175.1				159.0
Intercompany payables		360.4				672.9
Long-term debt		1,803.2				1,831.7
Total liabilities		2,706.6				3,002.2
Stockholder's deficiency		(491.6)				(557.0)
Total liabilities and stockholder's deficiency		2,215.0				2,445.2
Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	71.4	93.0				88.1		0.8	0.0
Trade receivables, less allowances for doubtful accounts		44.5				39.7
Inventories		34.5				30.6
Intercompany receivables		366.5				630.0
Investment in subsidiaries		16.3				(161.4)
Property, plant and equipment, net		28.1				28.0
Deferred income taxes		0.0				0.0
Goodwill		30.0				30.0
Intangible assets, net		156.7				164.6
Other assets		9.6				2.9
Total assets		782.5				858.7
Short-term borrowings		0.0				0.0
Current portion of long-term debt		0.0				0.0
Accounts payable		29.2				19.0
Accrued expenses and other		18.9				24.5
Intercompany payables		401.0				703.6
Long-term debt		0.0				0.0
Total liabilities		449.9				751.5
Stockholder's deficiency		332.6				107.2
Total liabilities and stockholder's deficiency		782.5				858.7
Non-Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	52.5	92.4				83.0		102.0	57.2
Trade receivables, less allowances for doubtful accounts		120.7				111.4
Inventories		61.2				50.5
Intercompany receivables		95.2				129.6
Investment in subsidiaries		0.0				0.0
Property, plant and equipment, net		62.4				71.6
Deferred income taxes		35.4				12.2
Goodwill		257.3				248.3
Intangible assets, net		104.7				110.0
Other assets		25.1				27.2
Total assets		893.5				880.8
Short-term borrowings		11.3				6.6
Current portion of long-term debt		0.1				0.0
Accounts payable		86.8				66.2
Accrued expenses and other		78.4				89.8
Intercompany payables		392.4				375.6
Long-term debt		0.5				0.7
Total liabilities		618.8				586.6
Stockholder's deficiency		274.7				294.2
Total liabilities and stockholder's deficiency		893.5				880.8
Reportable Legal Entities [Member] | Products Corporation [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	61.9	141.5		66.4		104.2
Trade receivables, less allowances for doubtful accounts	93.9	79.7
Inventories	92.5	88.1
Prepaid expenses and other	154.6	136.9
Intercompany receivables	778.9	692.1
Investment in subsidiaries	576.4	591.0
Property, plant and equipment, net	127.4	124.8
Deferred income taxes	7.2	5.8
Goodwill	182.4	182.4
Intangible assets, net	53.8	56.6
Other assets	50.6	49.4
Total assets	2,179.6	2,148.3
Short-term borrowings	0.0	0.0
Current portion of long-term debt	6.7	29.9
Accounts payable	74.2	85.3
Accrued expenses and other	134.4	175.1
Intercompany payables	427.6	360.4
Long-term debt	1,783.1	1,783.2
Other long-term liabilities	211.1	206.0
Total liabilities	2,637.1	2,639.9
Stockholder's deficiency	(457.5)	(491.6)
Total liabilities and stockholder's deficiency	2,179.6	2,148.3
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	71.4	93.0		86.8		88.1
Trade receivables, less allowances for doubtful accounts	45.3	44.5
Inventories	38.0	34.5
Prepaid expenses and other	6.8	3.3
Intercompany receivables	451.2	366.5
Investment in subsidiaries	(6.2)	16.3
Property, plant and equipment, net	26.7	28.1
Deferred income taxes	0.0	0.0
Goodwill	30.0	30.0
Intangible assets, net	152.8	156.7
Other assets	13.4	9.6
Total assets	829.4	782.5
Short-term borrowings	0.0	0.0
Current portion of long-term debt	0.0	0.0
Accounts payable	28.7	29.2
Accrued expenses and other	16.5	18.9
Intercompany payables	461.3	401.0
Long-term debt	0.0	0.0
Other long-term liabilities	5.9	0.8
Total liabilities	512.4	449.9
Stockholder's deficiency	317.0	332.6
Total liabilities and stockholder's deficiency	829.4	782.5
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	52.5	92.4		45.8		83.0
Trade receivables, less allowances for doubtful accounts	129.2	120.7
Inventories	79.1	61.2
Prepaid expenses and other	40.1	30.5
Intercompany receivables	79.2	95.2
Investment in subsidiaries	0.0	0.0
Property, plant and equipment, net	62.7	62.4
Deferred income taxes	34.5	44.0
Goodwill	264.3	257.3
Intangible assets, net	122.3	104.7
Other assets	25.4	25.1
Total assets	889.3	893.5
Short-term borrowings	14.1	11.3
Current portion of long-term debt	0.1	0.1
Accounts payable	84.7	86.8
Accrued expenses and other	82.3	78.4
Intercompany payables	420.4	392.4
Long-term debt	0.5	0.5
Other long-term liabilities	34.0	49.3
Total liabilities	636.1	618.8
Stockholder's deficiency	253.2	274.7
Total liabilities and stockholder's deficiency	889.3	893.5
Eliminations [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	0.0	0.0		$ 0.0		0.0		$ 0.0	$ 0.0
Trade receivables, less allowances for doubtful accounts	0.0	0.0				0.0
Inventories	0.0	0.0				0.0
Prepaid expenses and other	0.0	0.0
Intercompany receivables	(1,309.3)	(1,153.8)				(1,752.1)
Investment in subsidiaries	(570.2)	(607.3)				(401.4)
Property, plant and equipment, net	0.0	0.0				0.0
Deferred income taxes	0.0	0.0				0.0
Goodwill	0.0	0.0				0.0
Intangible assets, net	0.0	0.0				0.0
Other assets	0.0	0.0				0.0
Total assets	(1,879.5)	(1,761.1)				(2,153.5)
Short-term borrowings	0.0	0.0				0.0
Current portion of long-term debt	0.0	0.0				0.0
Accounts payable	0.0	0.0				0.0
Accrued expenses and other	0.0	0.0				0.0
Intercompany payables	(1,309.3)	(1,153.8)				(1,752.1)
Long-term debt	0.0	0.0				0.0
Other long-term liabilities	0.0	0.0
Total liabilities	(1,309.3)	(1,153.8)				(1,752.1)
Stockholder's deficiency	(570.2)	(607.3)				(401.4)
Total liabilities and stockholder's deficiency	$ (1,879.5)	$ (1,761.1)				$ (2,153.5)

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.